                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

                                                                    NBAMT0201297

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          AMT Partners Portfolio
   PORTFOLIO CO-MANAGERS MICHAEL KASSEN AND ROBERT GENDELMAN FOCUS ON OUT OF FAVOR LARGE-CAP STOCKS AND MID-SIZED COMPANIES LESS WIDELY FOLLOWED BY WALL STREET ANALYSTS. THEY ARE PARTICULARLY PARTIAL TO "FALLEN ANGELS" -- GROWTH STOCKS THAT HAVE EXPERIENCED TEMPORARY SETBACKS, BUT WHOSE LONGER TERM FUNDAMENTAL OUTLOOK REMAINS STRONG. THE PORTFOLIO MANAGEMENT TEAM VIEWS STOCKS AS PIECES OF BUSINESSES THEY WOULD LIKE TO OWN RATHER THAN PIECES OF PAPER TO TRADE BASED ON SHORT TERM PRICE FLUCTUATIONS. THE GOAL IS TO FIND QUALITY COMPANIES TRADING AT A DISCOUNT TO THEIR INTRINSIC ECONOMIC VALUE.
   1997 was yet another good year for equity investors and for the AMT Partners Portfolio. The Portfolio's holdings in the finance sector, (banking, finance and insurance companies) performed particularly well. Returns were also buoyed by positions in media and cable television companies, which had been portfolio laggards in 1996. Our airline stock holdings also contributed positively to the performance of the Portfolio. Our technology holdings were both a blessing and a curse, with some very big winners and some substantial losers as well. We were also under-weighted in the pharmaceuticals sector and therefore, failed to benefit significantly from a strong move in an industry we generally like, but believed to be too richly priced by our value standards.
   Looking ahead to 1998, we still see pockets of value in the market. However, with the S&P "500"* doubling over the last three years, the pickings have gotten slimmer. The Portfolio now has a cyclical slant with positions in the autos, papers, chemicals, steels and retailers -- industries we believe offer good absolute and relative value. We trimmed our technology holdings in the summer of 1997 and rebuilt positions after the group got hit hard in the Fall. At fiscal year end, technology represented approximately 4.7% of the portfolio. Although financial stocks have done very well in recent years and we have taken some profits on some of our biggest winners, we still see opportunities in selected industry laggards.
   As is our custom, we will discuss several portfolio holdings at year end 1997 that demonstrate our value oriented discipline. Be aware, we can change our opinion on these and all other portfolio holdings if future developments warrant it and may sell them at any time.
   With a projected $5 billion in sales in 1998 and a market capitalization approximating $7 billion, Praxair is one of the largest global players in the industrial gas business. This sounds like dull fare, but industrial gas suppliers serve solid if not spectacular growth industries such as beverages, electronics, metals manufacturing and medical services. Historically, the major industrial gas companies have recorded unit volume gains exceeding world GDP and posted superior earnings growth. We believe this will continue to be a legitimate growth business.
   Praxair  stock  got hit  hard this  fall,  in our  opinion, primarily  due to concerns over its exposure in Brazil (Praxair owns 70% of White Martins, the country's dominant industrial gas company). Although Praxair has been guiding 1998 earnings estimates down, earnings should still advance over 1997 levels. Beginning in 1999, we believe Praxair's earnings will recover toward their historic mid-teens growth rate. We purchased Praxair at about 15 times our 1998 earnings estimates -- well below the S&P "500" 's P/E multiple of 20. In our eyes, that is an opportunistic valuation for one of the leading companies in an established growth industry.
   In 1997, we took some profits in bank stocks that we believe had become somewhat richly priced after the group's strong gains in recent years. Longer term, we still like the banking sector and believe some of the laggards, most notably Chase Manhattan, are still attractively priced. Chase Manhattan is improving operations, generating significant excess capital and appears committed to using excess cash to continue to repurchase shares. At year end 1997, Chase stock was trading at 11 times our 1998 earnings estimates -- a valuation near the low end of the money center bank group. We believe it deserves and will receive a better appraisal in the year ahead.
   In closing, we are pleased with the Portfolio's performance in 1997. Looking ahead, we believe our stock specific value oriented discipline is particularly well suited to meet the challenges and opportunities the market will present.

Sincerely,

        [SIG]                             [SIG]

Michael Kassen and Robert Gendelman
PORTFOLIO CO-MANAGERS

*The  S&P  "500"  Index  is  an  unmanaged  index  generally  considered  to  be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividend and capital gain distributions. The Portfolio invests in many securities not included in the above described indices.

 The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Partners Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        S&P "500"           PARTNERS PORTFOLIO
3/22/94                                            $10,000             $10,000
12/31/94                                           $10,085              $9,770
1995                                               $13,861             $13,333
1996                                               $17,035             $17,276
1997                                               $22,711             $22,674
Average Annual Total Return(1)
                                        PARTNERS PORTFOLIO        S&P "500"(2)
1 YEAR                                             +31.25%             +33.32%
LIFE OF FUND                                       +24.18%             +24.25%

   The inception date of Neuberger&Berman Advisers Management Trust Partners Portfolio-SM- (the "Fund") is 3/22/94.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P "500" Index is an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                                         December 31,
                                                                             1997
                                                                        --------------
ASSETS
      Investment in Series, at value (Note A)                           $1,626,673,232
      Receivable for Trust shares sold                                       7,697,283
      Deferred organization costs (Note A)                                       3,435
                                                                        --------------
                                                                         1,634,373,950
                                                                        --------------
LIABILITIES
      Payable for Trust shares redeemed                                      1,043,418
      Payable to administrator (Note B)                                        402,436
      Accrued expenses                                                          92,736
                                                                        --------------
                                                                             1,538,590
                                                                        --------------
NET ASSETS at value                                                     $1,632,835,360
                                                                        --------------

NET ASSETS consist of:
      Par value                                                         $       79,263
      Paid-in capital in excess of par value                             1,272,326,509
      Accumulated undistributed net investment income                        6,693,210
      Accumulated net realized gains on investment                         207,455,414
      Net unrealized appreciation in value of investment                   146,280,964
                                                                        --------------
NET ASSETS at value                                                     $1,632,835,360
                                                                        --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                        79,263,281
                                                                        --------------

NET ASSET VALUE, offering and redemption price per share                        $20.60
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                                           For the
                                                                         Year Ended
                                                                        December 31,
                                                                            1997
                                                                        -------------
INVESTMENT INCOME
    Investment income from Series (Note A)                              $ 16,897,738
                                                                        -------------
    Expenses:
      Administration fee (Note B)                                          3,460,398
      Shareholder reports                                                    128,241
      Legal fees                                                              54,913
      Trustees' fees and expenses                                             52,427
      Auditing fees                                                           15,303
      Custodian fees                                                          10,000
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                       2,810
      Registration and filing fees                                               443
      Miscellaneous                                                            4,607
      Expenses from Series (Notes A & B)                                   6,242,676
                                                                        -------------
        Total expenses                                                     9,971,818
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                               (2,134)
                                                                        -------------
        Total net expenses                                                 9,969,684
                                                                        -------------
        Net investment income                                              6,928,054
                                                                        -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized gain on investment securities                           208,112,368
    Change in net unrealized appreciation of investment securities        75,121,916
                                                                        -------------
        Net gain on investments from Series (Note A)                     283,234,284
                                                                        -------------
        Net increase in net assets resulting from operations            $290,162,338
                                                                        -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                                                   Year Ended
                                                                                  December 31,
                                                                             1997              1996
                                                                        --------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $    6,928,054     $   2,352,194
    Net realized gain on investments from Series (Note A)                  208,112,368        37,773,397
    Change in net unrealized appreciation of investments from Series
     (Note A)                                                               75,121,916        65,242,529
                                                                        --------------------------------
    Net increase in net assets resulting from operations                   290,162,338       105,368,120
                                                                        --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                   (2,479,825)         (753,971)
    Net realized gain on investments                                       (38,189,299)       (9,424,638)
                                                                        --------------------------------
    Total distributions to shareholders                                    (40,669,124)      (10,178,609)
                                                                        --------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                            1,115,192,751       579,349,003
    Proceeds from reinvestment of dividends and distributions               40,669,124        10,178,609
    Payments for shares redeemed                                          (477,954,508)     (186,824,176)
                                                                        --------------------------------
    Net increase from Trust share transactions                             677,907,367       402,703,436
                                                                        --------------------------------
NET INCREASE IN NET ASSETS                                                 927,400,581       497,892,947
NET ASSETS:
    Beginning of year                                                      705,434,779       207,541,832
                                                                        --------------------------------
    End of year                                                         $1,632,835,360     $ 705,434,779
                                                                        --------------------------------
    Accumulated undistributed net investment income at end of year      $    6,693,210     $   2,244,981
                                                                        --------------------------------
NUMBER OF TRUST SHARES:
    Sold                                                                    60,336,693        38,994,756
    Issued on reinvestment of dividends and distributions                    2,479,824           757,337
    Redeemed                                                               (26,354,418)      (12,638,219)
                                                                        --------------------------------
    Net increase in shares outstanding                                      36,462,099        27,113,874
                                                                        --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Partners Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Partners Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Partners Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $3,435.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of .30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to N&B Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1997, no reimbursement to the Fund was required.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $2,134.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1997, additions and reductions in the Fund's investment in its Series amounted to $979,036,741 and $325,676,040, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                                     Period from
                                                                                                 March 22, 1994(3) to
                                                                     Year Ended December 31,         December 31,
                                                                   1997(2)   1996(2)   1995(2)           1994
                                                                   --------------------------------------------------
Net Asset Value, Beginning of Year                                 $  16.48  $13.23    $ 9.77           $10.00
                                                                   --------------------------------------------------
Income From Investment Operations
    Net Investment Income                                               .12     .10       .11              .03
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                       4.82    3.69      3.43             (.26)
                                                                   --------------------------------------------------
      Total From Investment Operations                                 4.94    3.79      3.54             (.23)
                                                                   --------------------------------------------------
Less Distributions
    Dividends (from net investment income)                             (.05)   (.04)     (.01)              --
    Distributions (from net capital gains)                             (.77)   (.50)     (.07)              --
                                                                   --------------------------------------------------
      Total Distributions                                              (.82)   (.54)     (.08)              --
                                                                   --------------------------------------------------
Net Asset Value, End of Year                                       $  20.60  $16.48    $13.23           $ 9.77
                                                                   --------------------------------------------------
Total Return(4)                                                      +31.25% +29.57%   +36.47%           -2.30%(5)
                                                                   --------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                          $1,632.8  $705.4    $207.5           $  9.4
                                                                   --------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(6)                    .86%    .95%     1.09%              --
                                                                   --------------------------------------------------
    Ratio of Net Expenses to Average Net Assets                         .86%    .95%     1.09%            1.75%(7)
                                                                   --------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets                .60%    .60%      .97%             .45%(7)
                                                                   --------------------------------------------------
    Portfolio Turnover Rate(8)                                           --      --        76%              90%
                                                                   --------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Partners Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.
5) Not annualized.
6) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Partners Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Partners Portfolio

   We have audited the accompanying statement of assets and liabilities of Partners Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Partners Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------
          AMT Partners Investments

  Number                                                           Market
of Shares                                                         Value(1)
----------                                                      -------------
            COMMON STOCKS (97.2%)
AEROSPACE (1.3%)
   430,000  Boeing Co.                                          $  21,043,125
                                                                -------------
AIRLINES (2.7%)
   435,000  Continental Airlines Class B                           20,934,375(2)
    80,000  Delta Air Lines                                         9,520,000
   530,000  Southwest Airlines                                     13,051,250
                                                                -------------
                                                                   43,505,625
                                                                -------------
APPAREL (0.8%)
   321,800  Gucci Group-New York                                   13,475,375
                                                                -------------
AUTO/TRUCK REPLACEMENT PARTS (1.9%)
   100,000  Cummins Engine                                          5,906,250
   287,300  Goodyear Tire & Rubber                                 18,279,462
   150,000  Lear Corp.                                              7,125,000(2)
                                                                -------------
                                                                   31,310,712
                                                                -------------
AUTOMOBILE MANUFACTURING (1.5%)
   697,200  Chrysler Corp.                                         24,532,725
                                                                -------------
BANKING & FINANCIAL (8.7%)
   200,000  Capital One Financial                                  10,837,500
   248,800  Chase Manhattan                                        27,243,600
   301,000  CIT Group                                               9,707,250(2)
   157,200  CITICORP                                               19,875,975
   599,800  Countrywide Credit Industries                          25,716,425
   634,700  Credit Suisse Group ADR                                24,594,625
   634,000  Nationwide Financial Services                          22,903,250
                                                                -------------
                                                                  140,878,625
                                                                -------------
BUILDING MATERIALS, CONSTRUCTION & REFURNISHING (0.8%)
   273,700  USG Corp.                                              13,411,300(2)
                                                                -------------
BUSINESS SERVICES (0.8%)
   531,366  ACNielsen Corp.                                        12,952,046(2)
                                                                -------------
CHEMICALS (4.3%)
   180,900  Dow Chemical                                           18,361,350
   440,000  duPont                                                 26,427,500
   500,000  Engelhard Corp.                                         8,687,500
   498,500  Morton International                                   17,135,937
                                                                -------------
                                                                   70,612,287
                                                                -------------

  Number                                                           Market
of Shares                                                         Value(1)
----------                                                      -------------
COMMUNICATIONS (0.7%)
   289,000  Valassis Communications                             $  10,693,000(2)
                                                                -------------
CONSUMER GOODS & SERVICES (0.5%)
   222,900  Nike, Inc.                                              8,748,825
                                                                -------------
DIVERSIFIED (1.9%)
   400,000  Kansas City Southern Industries                        12,700,000
   467,100  Tenneco Inc.                                           18,450,450
                                                                -------------
                                                                   31,150,450
                                                                -------------
ELECTRONICS (3.1%)
   450,000  KLA-Tencor                                             17,381,250(2)
   494,600  Raychem Corp.                                          21,298,712
   234,400  Sundstrand Corp.                                       11,807,900
                                                                -------------
                                                                   50,487,862
                                                                -------------
ENERGY (1.8%)
   436,900  CalEnergy Co.                                          12,560,875(2)
   547,900  PG&E Corp.                                             16,676,706
                                                                -------------
                                                                   29,237,581
                                                                -------------
ENTERTAINMENT (2.4%)
   808,600  Mirage Resorts                                         18,395,650(2)
   331,500  Time Warner                                            20,553,000
                                                                -------------
                                                                   38,948,650
                                                                -------------
FINANCIAL SERVICES (0.5%)
   200,000  ING Groep N.V. ADR                                      8,462,500
                                                                -------------
FOOD & TOBACCO (4.2%)
   599,600  Anheuser-Busch                                         26,382,400
   443,400  Philip Morris                                          20,091,562
   600,000  UST, Inc.                                              22,162,500
                                                                -------------
                                                                   68,636,462
                                                                -------------
GAS (1.7%)
   611,400  Praxair, Inc.                                          27,513,000
                                                                -------------
HEALTH CARE (5.2%)
   367,100  Amgen Inc.                                             19,869,287(2)
   479,900  Biogen, Inc.                                           17,456,363(2)
   856,200  Columbia/HCA Healthcare                                25,364,925
   259,918  Novartis AG ADR                                        21,053,358
                                                                -------------
                                                                   83,743,933
                                                                -------------

Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                                           Market
of Shares                                                         Value(1)
----------                                                      -------------
INDUSTRIAL GOODS & SERVICES (5.3%)
   822,800  AK Steel Holding                                    $  14,553,275
   495,600  Corning Inc.                                           18,399,150
   611,200  Crown Cork & Seal                                      30,636,400
   607,000  Owens-Illinois                                         23,028,063(2)
                                                                -------------
                                                                   86,616,888
                                                                -------------
INSURANCE (5.9%)
   382,200  Allstate Corp.                                         34,732,425
   355,000  EXEL Ltd.                                              22,498,125
    80,000  Progressive Corp.                                       9,590,000
   544,950  Travelers Group                                        29,359,181
                                                                -------------
                                                                   96,179,731
                                                                -------------
LODGING (0.5%)
   400,000  La Quinta Inns                                          7,725,000
                                                                -------------
MEDIA (2.2%)
   257,100  A.H. Belo                                              14,429,738
   650,052  Comcast Corp. Class A Special                          20,517,266
                                                                -------------
                                                                   34,947,004
                                                                -------------
OIL & GAS (9.1%)
   562,600  Cabot Corp.                                            15,541,825
 1,673,900  EEX Corp.                                              15,169,719(2)
   301,500  ENI ADR                                                17,204,344
   775,100  Enron Corp.                                            32,215,094
 1,836,800  Gulf Canada Resources                                  12,857,600(2)
   521,300  Noble Affiliates                                       18,375,825
   830,304  Union Pacific Resources Group                          20,134,872
   453,900  YPF SA ADR                                             15,517,706
                                                                -------------
                                                                  147,016,985
                                                                -------------
PAPER & FOREST PRODUCTS (2.3%)
   544,800  Mead Corp.                                             15,254,400
   455,000  Weyerhaeuser Corp.                                     22,323,438
                                                                -------------
                                                                   37,577,838
                                                                -------------
PUBLISHING & BROADCASTING (4.7%)
   420,700  E.W. Scripps                                           20,377,656
   349,700  Knight-Ridder                                          18,184,400
  Number                                                           Market
of Shares                                                         Value(1)
----------                                                      -------------
   471,800  R.R. Donnelley                                      $  17,574,550
   491,700  Young Broadcasting                                     19,053,375(2)
                                                                -------------
                                                                   75,189,981
                                                                -------------
RAILROADS (1.9%)
   330,000  Burlington Northern Santa Fe                           30,669,375
                                                                -------------
REAL ESTATE (5.8%)
   805,000  Catellus Development                                   16,100,000(2)
 1,426,100  Host Marriott                                          27,987,213
   833,200  INMC Mortgage Holdings                                 19,528,125
   643,100  Security Capital U.S. Realty                            9,132,020(2)(3)
   378,000  Starwood Lodging Trust                                 21,876,750
                                                                -------------
                                                                   94,624,108
                                                                -------------
RESTAURANTS (1.4%)
   489,300  McDonald's Corp.                                       23,364,075
                                                                -------------
RETAILING (3.1%)
   369,100  Harcourt General                                       20,208,225
   510,000  Sears, Roebuck                                         23,077,500
   200,100  Wal-Mart Stores                                         7,891,444
                                                                -------------
                                                                   51,177,169
                                                                -------------
RETAILING & APPAREL (1.5%)
   560,000  Costco Cos.                                            24,990,000(2)
                                                                -------------
SPECIALTY CHEMICAL (0.7%)
   350,000  Millipore Corp.                                        11,878,125
                                                                -------------
STEEL (0.7%)
   243,600  Nucor Corp.                                            11,768,925
                                                                -------------
TECHNOLOGY (4.7%)
   144,200  3Com Corp.                                              5,037,988(2)
   450,000  Komag, Inc.                                             6,693,750(2)
   617,200  Lexmark International Group                            23,453,600(2)
   520,000  National Semiconductor                                 13,487,500(2)
       500  Siebel Systems                                             20,906(2)
   475,000  Texas Instruments                                      21,375,000
   350,000  Western Digital                                         5,621,875(2)
                                                                -------------
                                                                   75,690,619
                                                                -------------

Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                                           Market
of Shares                                                         Value(1)
----------                                                      -------------
UTILITIES (2.6%)
   589,500  Edison International                                $  16,027,031
   870,000  Unicom Corp.                                           26,752,500
                                                                -------------
                                                                   42,779,531
                                                                -------------
            TOTAL COMMON STOCKS (COST $1,435,215,779)           1,581,539,437
                                                                -------------
            PREFERRED STOCKS (0.0%)
   121,100  Fresenius Medical Care, Class D (COST $24,711)              8,477(2)
                                                                -------------
Principal
  Amount
----------
            U.S. TREASURY SECURITIES (2.7%)
$44,100,000 U.S. Treasury Bills, 4.50%, due 2/26/98 (COST
            $43,791,300)                                           43,764,840
                                                                -------------
Principal                                                          Market
  Amount                                                          Value(1)
----------                                                      -------------
            SHORT-TERM CORPORATE NOTES (1.4%)
$22,310,000 General Electric Capital Corp., 5.95%, due 1/2/98
            (COST $22,310,000)                                  $  22,310,000(4)
                                                                -------------
            TOTAL INVESTMENTS (101.3%) (COST $1,501,341,790)    1,647,622,754(5)
            Liabilities, less cash, receivables and other
            assets [(1.3%)]                                       (20,949,521)
                                                                -------------
            TOTAL NET ASSETS (100.0%)                           $1,626,673,233
                                                                -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Partners Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1997, this security amounted to $9,132,020 or 0.6% of net assets.
4) At cost, which approximates market value.
5) At December 31, 1997, the cost of investments for Federal income tax purposes was $1,503,440,839. Gross unrealized appreciation of investments was $193,881,527 and gross unrealized depreciation of investments was $49,699,612, resulting in net unrealized appreciation of $144,181,915, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                         December 31,
                                                                             1997
                                                                        --------------
ASSETS
      Investments in securities, at market value* (Note A) -- see
       Schedule of Investments                                          $1,647,622,754
      Cash                                                                      26,517
      Dividends and interest receivable                                      1,911,157
      Receivable for securities sold                                           552,482
      Prepaid expenses and other assets                                         22,108
      Deferred organization costs (Note A)                                      12,272
                                                                        --------------
                                                                         1,650,147,290
                                                                        --------------
LIABILITIES
      Payable for collateral on securities loaned (Note A)                  22,302,000
      Payable to investment manager (Note B)                                   656,857
      Payable for securities purchased                                         373,320
      Accrued expenses                                                         141,880
                                                                        --------------
                                                                            23,474,057
                                                                        --------------
NET ASSETS Applicable to Investors' Beneficial Interests                $1,626,673,233
                                                                        --------------

NET ASSETS consist of:
      Paid-in capital                                                   $1,480,392,269
      Net unrealized appreciation in value of investment securities        146,280,964
                                                                        --------------
NET ASSETS                                                              $1,626,673,233
                                                                        --------------
*Cost of investments                                                    $1,501,341,790
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                           For the
                                                                         Year Ended
                                                                        December 31,
                                                                            1997
                                                                        -------------
INVESTMENT INCOME
    Income:
      Dividend income                                                   $ 14,205,778
      Interest income                                                      2,734,073
      Foreign taxes withheld (Note A)                                        (42,113)
                                                                        -------------
        Total income                                                      16,897,738
                                                                        -------------
    Expenses:
      Investment management fee (Note B)                                   5,816,710
      Custodian fees (Note B)                                                251,252
      Auditing fees                                                           56,848
      Trustees' fees and expenses                                             53,260
      Legal fees                                                              37,882
      Insurance expense                                                       11,046
      Accounting fees                                                         10,000
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                       5,263
      Miscellaneous                                                              415
                                                                        -------------
        Total expenses                                                     6,242,676
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                               (2,134)
                                                                        -------------
        Total net expenses                                                 6,240,542
                                                                        -------------
        Net investment income                                             10,657,196
                                                                        -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities sold                      208,112,368
    Change in net unrealized appreciation of investment securities        75,121,916
                                                                        -------------
        Net gain on investments                                          283,234,284
                                                                        -------------
        Net increase in net assets resulting from operations            $293,891,480
                                                                        -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                                   Year Ended
                                                                                  December 31,
                                                                             1997              1996
                                                                        --------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $   10,657,196     $   3,735,543
    Net realized gain on investments                                       208,112,368        37,773,397
    Change in net unrealized appreciation of investments                    75,121,916        65,242,529
                                                                        --------------------------------
    Net increase in net assets resulting from operations                   293,891,480       106,751,469
                                                                        --------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                              979,036,741       559,229,295
    Reductions                                                            (325,676,040)     (128,962,782)
                                                                        --------------------------------
    Net increase in net assets resulting from transactions in
     investors' beneficial interests                                       653,360,701       430,266,513
                                                                        --------------------------------
NET INCREASE IN NET ASSETS                                                 947,252,181       537,017,982
NET ASSETS:
    Beginning of year                                                      679,421,052       142,403,070
                                                                        --------------------------------
    End of year                                                         $1,626,673,233     $ 679,421,052
                                                                        --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Partners Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $12,272.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Security loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series make security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. Security loans to Neuberger&Berman, LLC ("Neuberger"), the Series' principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Series receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Series receives income earned on the lent securities and a portion of the income earned on the cash collateral.

Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Partners Investments
   During the year ended December 31, 1997, the Series lent securities to Neuberger. At December 31, 1997, the value of the securities loaned and the value of the collateral amounted to $21,876,500 and $22,302,000, respectively.
9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $2,134.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1997, there were purchase and sale transactions (excluding short-term securities) of $1,840,546,104 and $1,169,594,265, respectively.
   During the year ended December 31, 1997, brokerage commissions on securities transactions amounted to $3,535,761, of which Neuberger received $2,252,539, and other brokers received $1,283,222.
   In addition, Neuberger's share of the total interest income earned for the year ended December 31, 1997, from the collateralization of securities loaned to or through Neuberger was $75,760.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                                         Period from
                                                                       Year Ended      May 1, 1995(1)
                                                                      December 31,     to December 31,
                                                                     1997      1996         1995
                                                                   -----------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                                    .54%     .60%         .67%(3)
                                                                   -----------------------------------
    Net Expenses                                                         .54%     .60%         .67%(3)
                                                                   -----------------------------------
    Net Investment Income                                                .92%     .95%        1.34%(3)
                                                                   -----------------------------------
Portfolio Turnover Rate                                                  106%     118%          98%
                                                                   -----------------------------------
Average Commission Rate Paid                                         $0.0560  $0.0583      $0.0594
                                                                   -----------------------------------
Net Assets, End of Year (in millions)                               $1,626.7   $679.4       $142.4
                                                                   -----------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Partners Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Partners Investments, one of the series comprising Advisers Managers Trust ("Managers Trust"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of Managers Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Partners Investments of Advisers Managers Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998